Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Detail) - At fair value [member] - Level 3 [member] - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Beginning balance	¥ 919,971	¥ 873,801
Total gains (losses), Included in profit or loss	72,966	49,138
Total gains (losses), Included in other comprehensive income	(5,773)	30,390
Purchases	78,312	115,070
Sales	(49,479)	(48,224)
Issuances	(44,886)	(217,324)
Settlement	31,848	99,747
Transfers out of Level 3	(87,603)	4,650
Ending balance	915,356	907,248
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	93,303	49,673
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(291,086)	(166,896)
Total gains (losses), Included in profit or loss	41,262	3,064
Total gains (losses), Included in other comprehensive income	220	775
Issuances	(44,886)	(217,324)
Settlement	65,889	135,967
Transfers out of Level 3		5,378
Ending balance	(228,601)	(239,036)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	57,436	3,041
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	10,395	(31)
Total gains (losses), Included in profit or loss	(1,675)	2,343
Total gains (losses), Included in other comprehensive income		5
Purchases	2,617	5,524
Sales	(5,104)	(3,987)
Settlement		(437)
Transfers out of Level 3	(5,522)	(135)
Ending balance	711	3,282
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	922	4,028
Derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(7,162)	(3,588)
Total gains (losses), Included in profit or loss	(3,439)	1,799
Purchases	8	101
Transfers out of Level 3		(135)
Ending balance	(10,593)	(1,823)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(3,409)	1,799
Derivatives [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1,652	(5,341)
Total gains (losses), Included in profit or loss	(1,445)	674
Transfers out of Level 3	(5,522)	0
Ending balance	(5,315)	(4,667)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(2,099)	615
Derivatives [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	15,384	7,132
Total gains (losses), Included in profit or loss	3,709	(296)
Purchases	2,609	5,423
Sales	(5,104)	(3,987)
Ending balance	16,598	8,272
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	6,924	1,442
Derivatives [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	521	1,766
Total gains (losses), Included in profit or loss	(500)	166
Total gains (losses), Included in other comprehensive income		5
Purchases		0
Sales		0
Settlement		(437)
Ending balance	21	1,500
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(494)	172
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	728,897	594,227
Total gains (losses), Included in profit or loss	25,812	46,338
Total gains (losses), Included in other comprehensive income	398	20
Purchases	72,580	62,793
Sales	(40,403)	(43,652)
Settlement	(33,977)	(30,752)
Transfers out of Level 3	(80,718)	(1,207)
Ending balance	672,589	627,767
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	26,760	45,519
Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	693,013	561,450
Total gains (losses), Included in profit or loss	25,736	47,629
Total gains (losses), Included in other comprehensive income	398	20
Purchases	68,177	58,818
Sales	(40,242)	(43,278)
Settlement	(33,344)	(28,643)
Transfers out of Level 3	(80,259)	(848)
Ending balance	633,479	595,148
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	26,808	46,888
Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	35,884	32,777
Total gains (losses), Included in profit or loss	76	(1,291)
Purchases	4,403	3,975
Sales	(161)	(374)
Settlement	(633)	(2,109)
Transfers out of Level 3	(459)	(359)
Ending balance	39,110	32,619
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(48)	(1,369)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	468,713	447,605
Total gains (losses), Included in other comprehensive income	(6,391)	29,590
Purchases	2,175	46,753
Sales	(3,972)	(585)
Settlement	(64)	(5,031)
Transfers out of Level 3		(1)
Ending balance	460,461	518,331
Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	468,713	447,605
Total gains (losses), Included in other comprehensive income	(6,391)	29,590
Purchases	2,175	46,753
Sales	(3,972)	(585)
Settlement	(64)	(5,031)
Transfers out of Level 3		(1)
Ending balance	460,461	518,331
Others-liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	3,052	(1,104)
Total gains (losses), Included in profit or loss	7,567	(2,607)
Purchases	940
Transfers out of Level 3	(1,363)	615
Ending balance	10,196	(3,096)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	¥ 8,185	¥ (2,915)